Jun. 18, 2018
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Active Bond Fund
Touchstone Active Bond Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fee and Expenses Table for each of the Touchstone Active Bond Fund, Touchstone High Yield Fund and Touchstone Total Return Bond Fund (to be known as "Touchstone Impact Bond Fund" effective on or about July 20, 2018) (collectively, the “Fixed Income Funds”) is changed to 2.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Fixed Income Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Fixed Income Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Active Bond Fund, High Yield Fund and Total Return Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $50,000	2.00%	2.04%	1.75%
$50,000 but less than $100,000	1.50%	1.52%	1.25%
$100,000 but less than $250,000	1.00%	1.01%	0.85%
$250,000 but less than $500,000	0.50%	0.50%	0.40%
$500,000 or more	0.00	0.00	None	*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Fixed Income Class A shares of $500,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to .50%. No Finder's Fee is payable on purchases of the Ultra Short Duration Fixed Income Fund.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Fixed Income Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Arbitrage Fund
Touchstone Arbitrage Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fees and Expenses Table for each of the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Emerging Markets Small Cap Fund
Touchstone Emerging Markets Small Cap Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fees and Expenses Table for each of the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone High Yield Fund
Touchstone High Yield Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fee and Expenses Table for each of the Touchstone Active Bond Fund, Touchstone High Yield Fund and Touchstone Total Return Bond Fund (to be known as "Touchstone Impact Bond Fund" effective on or about July 20, 2018) (collectively, the “Fixed Income Funds”) is changed to 2.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Fixed Income Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Fixed Income Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Active Bond Fund, High Yield Fund and Total Return Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $50,000	2.00%	2.04%	1.75%
$50,000 but less than $100,000	1.50%	1.52%	1.25%
$100,000 but less than $250,000	1.00%	1.01%	0.85%
$250,000 but less than $500,000	0.50%	0.50%	0.40%
$500,000 or more	0.00	0.00	None	*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Fixed Income Class A shares of $500,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to .50%. No Finder's Fee is payable on purchases of the Ultra Short Duration Fixed Income Fund.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Fixed Income Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Merger Arbitrage Fund
Touchstone Merger Arbitrage Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fees and Expenses Table for each of the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Mid Cap Fund
Touchstone Mid Cap Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fees and Expenses Table for each of the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Mid Cap Value Fund
Touchstone Mid Cap Value Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fees and Expenses Table for each of the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Premium Yield Equity Fund
Touchstone Premium Yield Equity Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fees and Expenses Table for each of the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Sands Capital Select Growth Fund
Touchstone Sands Capital Select Growth Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fees and Expenses Table for each of the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Small Cap Fund
Touchstone Small Cap Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fees and Expenses Table for each of the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Small Cap Value Fund
Touchstone Small Cap Value Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fees and Expenses Table for each of the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Total Return Bond Fund
Touchstone Total Return Bond Fund
June 18, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the "Maximum Sales Charge (Load) Imposed on Purchases" in the Fee and Expenses Table for each of the Touchstone Active Bond Fund, Touchstone High Yield Fund and Touchstone Total Return Bond Fund (to be known as "Touchstone Impact Bond Fund" effective on or about July 20, 2018) (collectively, the “Fixed Income Funds”) is changed to 2.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Fixed Income Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Fixed Income Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Active Bond Fund, High Yield Fund and Total Return Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $50,000	2.00%	2.04%	1.75%
$50,000 but less than $100,000	1.50%	1.52%	1.25%
$100,000 but less than $250,000	1.00%	1.01%	0.85%
$250,000 but less than $500,000	0.50%	0.50%	0.40%
$500,000 or more	0.00	0.00	None	*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Fixed Income Class A shares of $500,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to .50%. No Finder's Fee is payable on purchases of the Ultra Short Duration Fixed Income Fund.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Fixed Income Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.